STATEMENT OF COMPLIANCE, ACCOUNTING POLICIES AND COMPARATIVE NUMBERS (Tables)	12 Months Ended
Dec. 31, 2023
STATEMENT OF COMPLIANCE, ACCOUNTING POLICIES AND COMPARATIVE NUMBERS
Useful lives for various asset classes
Buildings	15 - 20 years;
Production machinery and equipment	5 - 7 years;
Other assets	3 - 5 years.